Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Nov. 03, 2014	Apr. 30, 2014
C000070601
Account Value [Line Items]
Line Graph and Table Measure Name	Cambiar International Equity Fund, Institutional Class Shares
Account Value	$ 13,011	$ 10,519	$ 9,404	$ 12,763	$ 10,032	$ 11,393	$ 10,749	$ 11,895	$ 10,592	$ 10,005	$ 10,565		$ 10,000
C000015898
Account Value [Line Items]
Line Graph and Table Measure Name	Cambiar International Equity Fund, Investor Class Shares
Account Value	$ 12,853	10,405	9,303	12,642	9,945	11,310	10,681	11,837	10,550	9,976	10,552		10,000
C000015896
Account Value [Line Items]
Line Graph and Table Measure Name	Cambiar Opportunity Fund, Institutional Class Shares
Account Value	$ 28,148	21,806	20,872	22,577	16,156	15,087	13,297	13,569	12,459	10,766	11,028		10,000
C000015897
Account Value [Line Items]
Line Graph and Table Measure Name	Cambiar Opportunity Fund, Investor Class Shares
Account Value	$ 27,554	21,385	20,511	22,233	15,946	14,916	13,163	13,455	12,367	10,716	11,003		10,000
C000070602
Account Value [Line Items]
Line Graph and Table Measure Name	Cambiar Small Cap Fund, Institutional Class Shares
Account Value	$ 17,590	14,232	15,048	16,217	11,487	12,174	10,834	10,865	10,465	9,145	10,427		10,000
C000015899
Account Value [Line Items]
Line Graph and Table Measure Name	Cambiar Small Cap Fund, Investor Class Shares
Account Value	$ 17,237	13,983	14,808	15,984	11,353	12,047	10,740	10,781	10,385	9,100	10,401		10,000
C000148331
Account Value [Line Items]
Line Graph and Table Measure Name	Cambiar SMID Fund, Institutional Class Shares
Account Value	$ 23,204	19,759	19,475	20,646	14,321	14,812	12,803	12,054	11,554	9,414	10,492	$ 10,000
C000101540
Account Value [Line Items]
Line Graph and Table Measure Name	Cambiar SMID Fund, Investor Class Shares
Account Value	$ 23,964	20,427	20,149	21,377	14,837	15,362	13,288	12,512	11,994	9,778	10,897		10,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 15,907	12,936	11,308	14,685	10,944	11,751	10,582	11,361	10,259	9,218	10,165		10,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 15,907	12,936	11,308	14,685	10,944	11,751	10,582	11,361	10,259	9,218	10,165		10,000
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (USD)
Account Value	$ 24,853	18,975	18,950	20,376	14,174	15,334	13,788	13,382	12,689	10,887	10,931		10,000
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (USD)
Account Value	$ 24,853	18,975	18,950	20,376	14,174	15,334	13,788	13,382	12,689	10,887	10,931		10,000
Russell 2000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index (USD)
Account Value	$ 20,845	15,819	17,563	19,674	11,974	13,911	13,477	13,557	12,846	10,100	10,489		10,000
Russell 2000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index (USD)
Account Value	$ 20,845	15,819	17,563	19,674	11,974	13,911	13,477	13,557	12,846	10,100	10,489		10,000
Russell 2500 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index (USD)
Account Value	$ 21,330	16,108	16,945	18,966	11,993	13,615	12,833	12,798	12,207	10,117	10,318	10,000
Russell 2500 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index (USD)
Account Value	$ 21,971	16,592	17,454	19,536	12,353	14,024	13,219	13,183	12,574	10,420	10,628		10,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 34,765	25,218	23,268	27,872	19,369	17,585	15,495	14,536	13,345	11,254	11,274		10,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 34,765	25,218	23,268	27,872	19,369	17,585	15,495	14,536	13,345	11,254	11,274		10,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 34,765	25,218	23,268	27,872	19,369	17,585	15,495	14,536	13,345	11,254	11,274		10,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 34,765	25,218	23,268	27,872	19,369	17,585	15,495	14,536	13,345	11,254	11,274		10,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 31,533	22,874	21,106	25,282	17,569	15,950	14,054	13,185	12,105	10,208	10,226	$ 10,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 34,765	$ 25,218	$ 23,268	$ 27,872	$ 19,369	$ 17,585	$ 15,495	$ 14,536	$ 13,345	$ 11,254	$ 11,274		$ 10,000